LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                                  June 30, 2002

                                   (Unaudited)
















This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

________________________________________________________________________________

Investors Life Insurance Company of North America
Servicing Agent for Life Insurance Company of North America
Administrative Offices: Austin, Texas



EP-9056H

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        COMBINED STATEMENT OF NET ASSETS
                                 June 30, 2002


                                     ASSETS

Investments at Market Value (Notes 1 and 2):


Seligman Growth Fund, Inc.
        1,360,302 qualified shares          (Cost $ 9,008,757)      $ 4,312,165
          272,780 non-qualified shares      (Cost $ 2,175,075)          864,716

Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund)
           69,583 qualified shares          (Cost $   781,253)          817,605
            9,781 non-qualified shares      (Cost $   120,865)          114,925

Delaware Group Decatur Fund, Inc.
          514,382 qualified shares          (Cost $ 5,866,245)        8,106,882
          150,383 non-qualified shares      (Cost $ 1,556,539)        2,370,044

Windsor Fund
          386,082 qualified shares          (Cost $ 4,230,650)        5,250,923
          100,087 non-qualified shares      (Cost $ 1,380,248)        1,361,196

Dreyfus Third Century Fund
          821,401 qualified shares          (Cost $ 3,310,813)        6,037,305
           19,925 non-qualified shares      (Cost $    97,252)          146,443

Windsor Fund B
          192,524 qualified shares          (Cost $ 3,274,115)        2,618,312
           67,866 non-qualified shares      (Cost $ 1,111,226)          922,979

AIM High Yield Fund, Inc.
           43,829 qualified shares          (Cost $   433,410)          170,934
           55,998 non-qualified shares      (Cost $   504,849)          218,393

Total Assets                                                        $33,312,822

                                   NET ASSETS

Net Assets (Notes 3 and 7):




Seligman Growth Fund, Inc.
        367,466 qualified accumulation units
                outstanding                             ($11.7348690 per unit)  $ 4,312,165
         92,232 non-qualified accumulation units
                outstanding                             ($ 9.3754490 per unit)      864,716

Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund)
         87,051 qualified accumulation units
                outstanding                             ($ 9.3922500 per unit)      817,605
         12,492 non-qualified accumulation units
                outstanding                             ($ 9.1998490 per unit)      114,925

Delaware Group Decatur Fund, Inc.
        315,467 qualified accumulation units
                outstanding                             ($25.6980340 per unit)    8,106,882
         94,813 non-qualified accumulation units
                outstanding                             ($24.9970370 per unit)    2,370,044

Windsor Fund
        236,256 qualified accumulation units
                outstanding                             ($22.2255650 per unit)    5,250,923
         69,422 non-qualified accumulation units
                outstanding                             ($19.6075560 per unit)    1,361,196

Dreyfus Third Century Fund
        293,042 qualified accumulation units
                outstanding                             ($20.6021830 per unit)    6,037,305
          8,082 non-qualified accumulation units
                outstanding                             ($18.1196890 per unit)      146,443

Windsor Fund B
        103,069 qualified accumulation units
                outstanding                             ($25.4034830 per unit)    2,618,312
         35,724 non-qualified accumulation units
                outstanding                             ($25.8363890 per unit)      922,979

AIM High Yield Fund, Inc.
         38,924 qualified accumulation units
                outstanding                             ($4.3914800 per unit)       170,934
         48,840 non-qualified accumulation units
                outstanding                             ($4.4715990 per unit)       218,393

Net Assets                                                                      $33,312,822


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2002



                                                                Seligman        Seligman
                                                                Growth Fund,    Growth Fund,
                                                                Inc.            Inc.
                                                                Qualified       Non-Qualified
Investment Income:
   Dividends                                                    $         0     $         0

Expenses:
   Mortality risk and expense fees guarantees (Note 3)               24,201           4,669

   Investment income (loss) - net                                   (24,201)         (4,669)

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                                     659,117          26,280
   Cost of shares sold                                              854,113          43,884

   Net realized gain (loss) on investments                         (194,996)        (17,604)

   Change in unrealized appreciation (depreciation) in
   value of investments                                          (1,525,491)       (316,295)

   Net realized and unrealized gain (loss) on investments        (1,720,487)       (333,899)

Net Increase (Decrease) in Net Assets from Operations           $(1,744,688)    $  (338,568)


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Continues)
                           Period Ended June 30, 2002



                                                                Oppenheimer     Oppenheimer
                                                                Multiple        Multiple
                                                                Strategies      Strategies
                                                                Fund (formerly  Fund (formerly
                                                                Oppenheimer     Oppenheimer
                                                                Fund)           Fund)
                                                                Qualified       Non-Qualified

Investment Income:
   Dividends                                                    $    10,535     $     2,426

Expenses:
   Mortality risk and expense fees guarantees (Note 3)                3,924           1,106

   Investment income (loss) - net                                     6,611           1,320

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                                     125,498         172,991
   Cost of shares sold                                              118,129         175,431

   Net realized gain (loss) on investments                            7,369          (2,440)

   Change in unrealized appreciation (depreciation) in
   value of investments                                             (78,930)        (10,266)

   Net realized and unrealized gain (loss) on investments           (71,561)        (12,706)

Net Increase (Decrease) in Net Assets from Operations           $   (64,950)    $   (11,386)


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Continues)
                           Period Ended June 30, 2002



                                                                Delaware        Delaware
                                                                Group           Group
                                                                Decatur         Decatur
                                                                Fund, Inc.      Fund, Inc.
                                                                Qualified       Non-Qualified
Investment Income:
   Dividends                                                    $    30,454     $     9,494

Expenses:
   Mortality risk and expense fees guarantees (Note 3)               37,057          11,653

   Investment income (loss) - net                                    (6,603)         (2,159)

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                                     450,091         318,426
   Cost of shares sold                                              380,460         226,712

   Net realized gain (loss) on investments                           69,631          91,714

   Change in unrealized appreciation (depreciation) in
   value of investments                                            (658,620)       (264,333)

   Net realized and unrealized gain (loss) on investments          (588,989)       (172,619)

Net Increase (Decrease) in Net Assets from Operations           $  (595,592)    $  (174,778)


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Continues)
                           Period Ended June 30, 2002





                                                                Windsor         Windsor
                                                                Fund            Fund
                                                                Qualified       Non-Qualified
Investment Income:
   Dividends                                                    $    30,662     $     7,964

Expenses:
   Mortality risk and expense fees guarantees (Note 3)               25,321           6,635

   Investment income (loss) - net                                     5,341           1,329

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                                     313,584          15,242
   Cost of shares sold                                              283,523          15,040

   Net realized gain (loss) on investments                           30,061             202

   Change in unrealized appreciation (depreciation) in
   value of investments                                            (812,729)       (203,572)

   Net realized and unrealized gain (loss) on investments          (782,668)       (203,370)

Net Increase (Decrease) in Net Assets from Operations           $  (777,327)    $  (202,041)


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Continues)
                           Period Ended June 30, 2002



                                                                Dreyfus         Dreyfus
                                                                Third Century   Third Century
                                                                Qualified       Non-Qualified
Investment Income:
   Dividends                                                    $         0     $         0

Expenses:
   Mortality risk and expense fees guarantees (Note 3)               30,634             841

   Investment income (loss) - net                                   (30,634)           (841)

Net realized capital gain distributions:                                  0               0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                                     362,265          28,126
   Cost of shares sold                                              381,063          17,158

   Net realized gain (loss) on investments                          (18,798)         10,968

   Change in unrealized appreciation (depreciation) in
   value of investments                                          (1,280,791)        (45,061)

   Net realized and unrealized gain (loss) on investments        (1,299,589)        (34,093)

Net Increase (Decrease) in Net Assets from Operations           $(1,330,223)    $   (34,934)


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Continues)
                           Period Ended June 30, 2002



                                                                Windsor         Windsor
                                                                Fund B          Fund B
                                                                Qualified       Non-Qualified
Investment Income:
   Dividends                                                    $    15,304     $     5,400

Expenses:
   Mortality risk and expense fees guarantees (Note 3)               13,008           4,487

   Investment income (loss) - net                                     2,296             913

Net realized capital gain distributions:                                  0               0

Net realized Gain (Loss) on investments:
   Proceeds from sale of shares                                     178,809           5,660
   Cost of shares sold                                              176,597           5,649

   Net realized gain (loss) on investments                            2,212              11

   Change in unrealized appreciation (depreciation) in
   value of investments                                            (398,120)       (137,877)

   Net realized and unrealized gain (loss) on investments          (395,908)       (137,866)

Net Increase (Decrease) in Net Assets from Operations           $  (393,612)    $  (136,953)


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Continues)
                           Period Ended June 30, 2002



                                                                AIM             AIM
                                                                High Yield      High Yield
                                                                Fund, Inc.      Fund, Inc.
                                                                Qualified       Non-Qualified
Investment Income:
   Dividends                                                    $     9,874     $    13,208

Expenses:
   Mortality risk and expense fees guarantees (Note 3)                  779           1,042

   Investment income (loss) - net                                     9,095          12,166

Net realized capital gain distributions:                                  0               0

Net realized Gain (Loss) on investments:
   Proceeds from sale of shares                                       1,335           3,089
   Cost of shares sold                                                1,355           3,128

   Net realized gain (loss) on investments                              (20)            (39)

   Change in unrealized appreciation (depreciation) in              (29,371)        (37,007)
   value of investments

   Net realized and unrealized gain (loss) on investments           (29,391)        (37,046)

Net Increase (Decrease) in Net Assets from Operations           $   (20,296)    $   (24,880)


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS

                           Period Ended June 30, 2002



                                                                        Seligman                Seligman
                                                                        Growth Fund,            Growth Fund,
                                                                        Inc.                    Inc.
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $   (24,201)            $    (4,669)
    Realized capital gain distributions                                           0                       0
    Net realized gain (loss) on investments                                (194,996)                (17,604)
    Change in unrealized appreciation (depreciation) in value of
    investments                                                          (1,525,491)               (316,295)

    Net increase (decrease) in net assets from operations                (1,744,688)               (338,568)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                     1,866                   2,214
    Net contract surrenders and transfers out (Note 3)                     (450,189)                (18,655)
    Benefit payments to annuitants                                          (55,438)                 (3,217)

    Net Increase (Decrease) from accumulation unit transactions            (503,761)                (19,658)

Net Increase (Decrease) in Net Assets                                   $(2,248,449)            $  (358,226)

Net Assets:
    Net assets at December 31, 2001                                     $ 6,560,614             $ 1,222,942

    Net assets at June 30, 2002                                         $ 4,312,165             $   864,716


                          Year Ended December 31, 2001



                                                                        Seligman                Seligman
                                                                        Growth Fund,            Growth Fund,
                                                                        Inc.                    Inc.
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $   (73,242)            $   (12,598)
    Realized capital gain distributions                                     305,810                  56,805
    Net realized gain (loss) on investments                                (477,578)                (10,548)
    Change in unrealized appreciation (depreciation) in
    value of investments                                                 (1,673,655)               (362,368)

    Net increase (decrease) in net assets from operations                (1,918,665)               (328,709)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                     6,170                       0
    Net contract surrenders and transfers out (Note 3)                   (2,120,653)                (68,799)
    Benefit payments to annuitants                                         (103,811)                (14,066)

    Net Increase (Decrease) from accumulation unit transactions         $(2,218,294)            $   (82,865)

Net Increase (Decrease) in Net Assets                                   $(4,136,959)            $  (411,574)

Net Assets:
    Net assets at December 31, 2000                                     $10,697,573             $ 1,634,516

    Net assets at December 31, 2001                                     $ 6,560,614             $ 1,222,942


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continues)

                           Period Ended June 30, 2002




                                                                        Oppenheimer             Oppenheimer
                                                                        Multiple                Multiple
                                                                        Strategies Fund         Strategies Fund
                                                                        (formerly               (formerly
                                                                        Oppenheimer             Oppenheimer
                                                                        Fund)                   Fund)
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $     6,611             $     1,320
    Realized capital gain distributions                                           0                       0
    Net realized gain (loss) on investments                                   7,369                  (2,440)
    Change in unrealized appreciation (depreciation) in
    value of investments                                                    (78,930)                (10,266)

    Net increase (decrease) in net assets from operations                   (64,950)                (11,386)


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                    61,890                       0
    Net contract surrenders and transfers out (Note 3)                     (116,886)               (162,511)
    Benefit payments to annuitants                                           (4,983)                 (9,374)

    Net Increase (Decrease) from accumulation unit transactions             (59,979)               (171,885)

Net Increase (Decrease) in Net Assets                                   $  (124,929)            $  (183,271)

Net Assets:
    Net assets at December 31, 2001                                     $   942,534             $   298,196

    Net assets at June 30, 2002                                         $   817,605             $   114,925


                          Year Ended December 31, 2001



                                                                        Oppenheimer             Oppenheimer
                                                                        Multiple                Multiple
                                                                        Strategies Fund         Strategies Fund
                                                                        (formerly               (formerly
                                                                        Oppenheimer             Oppenheimer
                                                                        Fund)                   Fund)
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $    20,204             $     4,810
    Realized capital gain distributions                                      26,649                   8,262
    Net realized gain (loss) on investments                                     352                   2,923
    Change in unrealized appreciation (depreciation) in value of
    investments                                                             (39,771)                 (9,153)

    Net increase (decrease) in net assets from operations                     7,434                   6,842

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                        56                 159,435
    Net contract surrenders and transfers out (Note 3)                      (48,128)                (21,000)
    Benefit payments to annuitants                                           (5,297)                 (1,161)

    Net Increase (Decrease) from accumulation unit transactions             (53,369)                137,274

Net Increase (Decrease) in Net Assets                                   $   (45,935)            $   144,116

Net Assets:
    Net assets at December 31, 2000                                     $   988,469             $   154,080

    Net assets at December 31, 2001                                     $   942,534             $   298,196


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continues)

                           Period Ended June 30, 2002




                                                                        Delaware                Delaware
                                                                        Group                   Group
                                                                        Decatur                 Decatur
                                                                        Fund, Inc.              Fund, Inc.
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $    (6,603)            $    (2,159)
    Realized capital gain distributions                                           0                       0
    Net realized gain (loss) on investments                                  69,631                  91,714
    Change in unrealized appreciation (depreciation) in value of
    investments                                                            (658,620)               (264,333)

    Net increase (decrease) in net assets from operations                  (595,592)               (174,778)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                   529,381                       0
    Net contract surrenders and transfers out (Note 3)                     (390,072)               (264,304)
    Benefit payments to annuitants                                          (36,647)                (21,036)

    Net Increase (Decrease) from accumulation unit transactions             102,662                (285,340)

Net Increase (Decrease) in Net Assets                                   $  (492,930)            $  (460,118)

Net Assets:
        Net assets at December 31, 2001                                 $ 8,599,812             $ 2,830,162

        Net assets at June 30, 2002                                     $ 8,106,882             $ 2,370,044


                          Year Ended December 31, 2001



                                                                        Delaware                Delaware
                                                                        Group                   Group
                                                                        Decatur                 Decatur
                                                                        Fund, Inc.              Fund, Inc.
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $    43,734             $    14,183
    Realized capital gain distributions                                           0                       0
    Net realized gain (loss) on investments                                 375,095                 (32,913)
    Change in unrealized appreciation (depreciation) in value of
    investment                                                             (876,020)               (144,268)

    Net increase (decrease) in net assets from operations                  (457,191)               (162,998)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                    18,781                       0
    Net contract surrenders and transfers out (Note 3)                   (1,021,265)               (342,636)
    Benefit payments to annuitants                                          (67,013)               (109,352)

    Net Increase (Decrease) from accumulation unit transactions          (1,069,497)               (451,988)

Net Increase (Decrease) in Net Assets                                   $(1,526,688)            $  (614,986)

Net Assets:
    Net assets at December 31, 2000                                     $10,126,500             $ 3,445,148

    Net assets at December 31, 2001                                     $ 8,599,812             $ 2,830,162


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continues)

                           Period Ended June 30, 2002




                                                                        Windsor                 Windsor
                                                                        Fund                    Fund
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $     5,341             $     1,329
    Realized capital gain distributions                                           0                       0
    Net realized gain (loss) on investments                                  30,061                     202
    Change in unrealized appreciation (depreciation) in value of
    investments                                                            (812,729)               (203,572)

    Net increase (decrease) in net assets from operations                  (777,327)               (202,041)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                    16,045                       0
    Net contract surrenders and transfers out (Note 3)                     (104,031)                 (5,818)
    Benefit payments to annuitants                                          (53,900)                 (2,789)

    Net Increase (Decrease) from accumulation unit transactions            (141,886)                 (8,607)

Net Increase (Decrease) in Net Assets                                   $  (919,213)            $  (210,648)

Net Assets:
    Net assets at December 31, 2001                                     $ 6,170,136             $ 1,571,844

    Net assets at June 30, 2002                                         $ 5,250,923             $ 1,361,196


                          Year Ended December 31, 2001



                                                                        Windsor                 Windsor
                                                                        Fund                    Fund
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $    59,885             $    15,410
    Realized capital gain distributions                                      81,695                  20,772
    Net realized gain (loss) on investments                                 109,612                   3,368
    Change in unrealized appreciation (depreciation) in value of
    investments                                                              21,926                  29,148

    Net increase (decrease) in net assets from operations                   273,118                  68,698

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                    54,528                  95,129
    Net contract surrenders and transfers out (Note 3)                   (1,236,101)               (149,664)
    Benefit payments to annuitants                                         (112,287)                      0

    Net Increase (Decrease) from accumulation unit transactions          (1,293,860)                (54,535)

Net Increase (Decrease) in Net Assets                                   $(1,020,742)            $    14,163

Net Assets:
    Net assets at December 31, 2000                                     $ 7,190,878             $ 1,557,681

    Net assets at December 31, 2001                                     $ 6,170,136             $ 1,571,844


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continues)

                           Period Ended June 30, 2002



                                                                        Dreyfus Third               Dreyfus Third
                                                                        Century Fund                Century Fund
                                                                        Qualified                 Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $   (30,634)            $      (841)
    Realized capital gain distributions                                           0                       0
    Net realized gain (loss) on investments                                 (18,798)                 10,968
    Change in unrealized appreciation (depreciation) in value of
    investments                                                          (1,280,791)                (45,061)

    Net increase (decrease) in net assets from operations                (1,330,223)                (34,934)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                     1,677                       0
    Net contract surrenders and transfers out (Note 3)                     (299,176)                (26,976)
    Benefit payments to annuitants                                          (32,846)                   (309)

    Net Increase (Decrease) from accumulation unit transactions            (330,345)                (27,285)

Net Increase (Decrease) in Net Assets                                   $(1,660,568)            $   (62,219)

Net Assets:
    Net assets at December 31, 2001                                     $ 7,697,873             $   208,662

    Net assets at June 30, 2002                                         $ 6,037,305             $   146,443


                          Year Ended December 31, 2001



                                                                        Dreyfus Third           Dreyfus Third
                                                                        Century Fund            Century Fund
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $   (80,712)            $    (2,474)
    Realized capital gain distributions                                      63,689                   1,698
    Net realized gain (loss) on investments                                (139,418)                (20,335)
    Change in unrealized appreciation (depreciation) in value of
    investments                                                          (2,438,420)                (63,407)

    Net increase (decrease) in net assets from operations                (2,594,861)                (84,518)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                     6,115                       0
    Net contract surrenders and transfers out (Note 3)                     (747,693)                (60,325)
    Benefit payments to annuitants                                          (54,193)                   (766)

    Net Increase (Decrease) from accumulation unit transactions            (795,771)                (61,091)

Net Increase (Decrease) in Net Assets                                   $(3,390,632)            $  (145,609)

Net Assets:
    Net assets at December 31, 2000                                     $11,088,505             $   354,271

    Net assets at December 31, 2001                                     $ 7,697,873             $   208,662


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continues)

                           Period Ended June 30, 2002



                                                                        Windsor                 Windsor
                                                                        Fund B                  Fund B
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $     2,296             $       913
    Realized capital gain distributions                                           0                       0
    Net realized gain (loss) on investments                                   2,212                      11
    Change in unrealized appreciation (depreciation) in value of
    investments                                                            (398,120)               (137,877)

    Net increase (decrease) in net assets from operations                  (393,612)               (136,953)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                     7,865                       0
    Net contract surrenders and transfers out (Note 3)                     (115,507)                      0
    Benefit payments to annuitants                                          (11,188)                 (1,173)

    Net Increase (Decrease) from accumulation unit transactions            (118,830)                 (1,173)

Net Increase (Decrease) in Net Assets                                   $  (512,442)            $  (138,126)

Net Assets:
    Net assets at December 31, 2001                                     $ 3,130,754             $ 1,061,105

    Net assets at June 30, 2002                                         $ 2,618,312             $   922,979


                          Year Ended December 31, 2001



                                                                        Windsor                 Windsor
                                                                        Fund B                  Fund B
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $    30,597             $    10,387
    Realized capital gain distributions                                      41,403                  14,025
    Net realized gain (loss) on investments                                  11,507                     279
    Change in unrealized appreciation (depreciation) in value of
    investments                                                              58,465                  23,573

    Net increase (decrease) in net assets from operations                   141,972                  48,264

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                    16,620                       0
    Net contract surrenders and transfers out (Note 3)                     (155,065)                      0
    Benefit payments to annuitants                                          (33,712)                 (2,298)

    Net Increase (Decrease) from accumulation unit transactions            (172,157)                 (2,298)

Net Increase (Decrease) in Net Assets                                   $   (30,185)            $    45,966

Net Assets:
    Net assets at December 31, 2000                                     $ 3,160,939             $ 1,015,139

    Net assets at December 31, 2001                                     $ 3,130,754             $ 1,061,105


   The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continues)

                           Period Ended June 30, 2002



                                                                        AIM                     AIM
                                                                        High Yield              High Yield
                                                                        Fund, Inc.              Fund, Inc.
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations::
    Investment income (loss)-net                                        $     9,095             $    12,166
    Realized capital gain distributions                                           0                       0
    Net realized gain (loss) on investments                                     (20)                    (39)
    Change in unrealized appreciation (depreciation) in value of
    investments                                                             (29,371)                (37,007)

    Net increase (decrease) in net assets from operations                   (20,296)                (24,880)


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                    13,052                       0
    Net contract surrenders and transfers out (Note 3)                            0                       0
    Benefit payments to annuitants                                             (620)                 (2,047)

    Net Increase (Decrease) from accumulation unit transactions              12,432                  (2,047)

Net Increase (Decrease) in Net Assets                                   $    (7,864)            $   (26,927)

Net Assets:
    Net assets at December 31, 2001                                     $   178,798             $   245,320

    Net assets at June 30, 2002                                         $   170,934             $   218,393


                          Year Ended December 31, 2001



                                                                        AIM                     AIM
                                                                        High Yield              High Yield
                                                                        Fund, Inc.              Fund, Inc.
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss)-net                                        $    28,649             $    47,540
    Realized capital gain distributions                                           0                       0
    Net realized gain (loss) on investments                                 (36,355)               (237,732)
    Change in unrealized appreciation (depreciation) in value of
    investments                                                              (3,217)                173,831

    Net increase (decrease) in net assets from operations                   (10,923)                (16,361)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                         0                       0
    Net contract surrenders and transfers out (Note 3)                      (61,276)                338,667)
    Benefit payments to annuitants                                           (1,123)                 (4,500)

    Net Increase (Decrease) from accumulation unit transactions             (62,399)               (343,167)

Net Increase (Decrease) in Net Assets                                   $   (73,322)            $  (359,528)

Net Assets:
    Net assets at December 31, 2000                                     $   252,120             $   604,848

    Net assets at December 31, 2001                                     $   178,798             $   245,320


   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA

                               SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2002



Note 1. Organization

Life Insurance Company of North America - Separate Account A (the "Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund), Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and AIM High Yield Fund, Inc. (formerly CIGNA High Yield Fund, Inc.) (collectively, the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the tax qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at June 30, 2002 (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the six month period ended June 30, 2002 were $35,814 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the six-month period ended June 30, 2002 were as follows:

        Transfers between Separate
         Account A subdivisions                 $    14,094

        Transfers from the General
         Account                                $   337,009

        Transfers to the General
         Account                                $   405,958

        Surrenders from the Separate
         Account A divisions                    $ 1,548,164

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the year ended December 31, 2001, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 2002, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.


Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.


Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions:

Period Ended June 30, 2002


The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 2002, and units outstanding at June 30, 2002 were as follows:

                                                Seligman        Seligman
                                                Growth Fund,    Growth Fund,
                                                Inc.            Inc.
                                                Qualified       Non-Qualified

Units outstanding at December 31, 2001          402,638          94,003

Units purchased and transfers in                    133             162

Benefits, surrenders and transfers out          (35,305)         (1,933)

Units outstanding at June 30, 2002              367,466          92,232


                                                Oppenheimer     Oppenheimer
                                                Multiple        Multiple
                                                Strategies      Strategies Fund
                                                Fund (formerly  (formerly
                                                Oppenheimer     Oppenheimer
                                                Fund            Fund
                                                Qualified       Non-Qualified

Units outstanding at December 31, 2001           92,862          30,053

Units purchased and transfers in                  6,374               0

Benefits, surrenders and transfers out          (12,185)        (17,561)

Units outstanding at June 30, 2002               87,051          12,492

                                                Delaware        Delaware
                                                Group           Group
                                                Decatur         Decatur
                                                Fund Inc.       Fund Inc.
                                                Qualified       Non-Qualified

Units outstanding at December 31, 2001          311,489         105,419

Units purchased and transfers in                 19,588               0

Benefits, surrenders and transfers out          (15,610)        (10,606)

Units outstanding at June 30, 2002              315,467          94,813



                                                Windsor         Windsor
                                                Fund            Fund
                                                Qualified       Non-Qualified

Units outstanding at December 31, 2001          241,843          69,705

Units purchased and transfers in                    691               0

Benefits, surrenders and transfers out           (6,278)           (283)

Units outstanding at June 30, 2002              236,256          69,422

                                                Dreyfus Third   Dreyfus Third
                                                Century Fund    Century Fund
                                                Qualified       Non-Qualified

Units outstanding at December 31, 2001          306,565                  9,447

Units purchased and transfers in                     73                      0

Benefits, surrenders and transfers out          (13,596)                (1,365)

Units outstanding at June 30, 2002              293,042                  8,082



                                                Windsor         Windsor
                                                Fund B          Fund B
                                                Qualified       Non-Qualified

Units outstanding at December 31, 2001          107,258                 35,765

Units purchased and transfers in                    275                      0

Benefits, surrenders and transfers out           (4,464)                   (41)

Units outstanding at June 30, 2002              103,069                 35,724


                                                AIM             AIM
                                                High Yield      High Yield
                                                Fund, Inc.      Fund, Inc.
                                                Qualified       Non-Qualified

Units outstanding at December 31, 2001           36,327          49,262

Units purchased and transfers in                  2,726               0

Benefits, surrenders and transfers out             (129)           (422)

Units outstanding at June 30, 2002               38,924          48,840

The accumulation units for the fourteen subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2002, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:



                                                        Accumulation    Aggregate       Monthly         Annuity
                                                        Units           Value           Annuity Units   Unit Value

Seligman Growth Fund, Inc. Qualified                      34,156        $400,816        1,415           $3.9496553
Seligman Growth Fund, Inc. Non-Qualified                   5,953        $ 55,812          226           $3.1561873
Oppenheimer Multiple Strategies Fund (formerly             6,055        $ 56,870          450           $3.1755480
Oppenheimer Fund) Qualified
Oppenheimer Multiple Strategies Fund (formerly               287        $  2,640           47           $3.1115142
Oppenheimer Fund) Non-Qualified
Delaware Group Decatur Fund, Inc. Qualified               21,863        $561,836        2,982           $8.7949360
Delaware Group Decatur Fund, Inc. Non-Qualified           18,721        $467,970          513           $8.4233930
Windsor Fund Qualified                                    39,753        $883,533        1,367           $7.5168741
Windsor Fund Non-Qualified                                 2,033        $ 39,862          271           $0.8549193
Dreyfus Third Century Qualified                           13,698        $282,209          671           $3.6728189
Dreyfus Third Century Non-Qualified                          325        $  5,889           19           $3.6234108
Windsor Fund B Qualified                                   8,301        $210,874          473           $3.0053928
Windsor Fund B Non-Qualified                               1,127        $ 29,118          103           $1.9202070
AIM High Yield Qualified                                   3,187        $ 13,996           83           $2.1784283
AIM High Yield Non-Qualified                              11,151        $ 49,863          501           $0.6238252


Separate Account A

Note 8.  Expense Ratios and Net Investment Income Ratios

Period Ended June 30, 2002

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the period ended June 30, 2002 were as follows:

Seligman Growth Fund
Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02    367,466    $11.7348690   $ 4,312     0.90%        0.00%     -64.88%

12/31/01    402,638    $16.2940760   $ 6,561     0.90%        0.00%     -23.58%

12/31/00    530,109    $20.1799500   $10,698     0.90%        1.81%     -15.42%

12/31/99    627,027    $24.3176780   $15,248     0.90%        0.00%      26.93%

12/31/98    668,941    $18.8328838   $12,598     0.90%        0.15%      29.69%



Seligman Growth Fund
Non-Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
              Units       Value       (000s)   Net Assets    Ratio       Return

06/30/02      92,232   $ 9.3754490   $   865     0.90%        0.00%     -65.27%

12/31/01      94,003   $13.0096080   $ 1,223     0.90%        0.00%     -23.48%

12/31/00     100,436   $16.2742050   $ 1,635     0.90%        1.84%     -15.87%

12/31/99     112,479   $19.6290060   $ 2,208     0.90%        0.00%      26.96%

12/31/98     120,334   $15.2044482   $ 1,830     0.90%        0.15%      29.45%

Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund)
Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02     87,051    $ 9.3922500   $   818     0.90%        2.42%     -14.90%

12/31/01     92,862    $10.1498300   $   943     0.90%        2.93%       0.75%

12/31/00     98,166    $10.0693630   $   988     0.90%        3.60%       5.60%

12/31/99    121,783    $ 9.5273310   $ 1,160     0.90%        4.18%       9.41%

12/31/98    161,220    $ 8.6900984   $ 1,401     0.90%        3.47%       5.74%



Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund)
Non-Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02     12,492    $ 9.1998490   $   115     0.90%        1.97%      -9.26%

12/31/01     30,053    $ 9.9223500   $   298     0.90%        3.40%       3.56%

12/31/00     15,649    $ 9.8459950   $   154     0.90%        3.65%       5.82%

12/31/99     17,141    $ 9.3222380   $   160     0.90%        4.10%       9.31%

12/31/98     32,314    $ 8.5088610   $   275     0.90%        3.47%       6.17%

Delaware Group Decatur Fund, Inc.
Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02    315,467    $25.6980340   $ 8,107     0.90%        0.74%     -14.46%

12/31/01    311,489    $27.6087190   $ 8,600     0.90%        1.37%      -4.96%

12/31/00    349,431    $28.9799690   $10,126     0.90%        2.27%       5.73%

12/31/99    516,817    $26.6964700   $13,797     0.90%        2.70%      -4.25%

12/31/98    552,419    $27.9435233   $15,437     0.90%        5.24%       8.47%



Delaware Group Decatur Fund, Inc.
Non-Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02     94,813    $24.9970370   $ 2,370     0.90%        0.73%     -13.50%

12/31/01    105,419    $26.8467930   $ 2,830     0.90%        1.35%      -5.16%

12/31/00    122,338    $28.1609020   $ 3,445     0.90%        2.22%       8.08%

12/31/99    137,069    $25.9530220   $ 3,557     0.90%        2.68%      -4.33%

12/31/98    158,694    $27.1873978   $ 4,314     0.90%        5.25%       8.65%

Windsor Fund
Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average   Income      Total
             Units        Value       (000s)   Net Assets     Ratio       Return

06/30/02    236,256    $22.2255650   $ 5,251     0.90%        1.09%     -27.63%

12/31/01    241,843    $25.5129820   $ 6,170     0.90%        1.78%       4.03%

12/31/00    295,312    $24.3501030   $ 7,191     0.90%        1.67%      12.97%

12/31/99    379,625    $21.1882080   $ 8,044     0.90%        3.37%      11.46%

12/31/98    645,749    $19.1545280   $12,369     0.90%        1.36%       0.63%



Windsor Fund
Non-Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02     69,422    $19.6075560   $ 1,361     0.90%        1.08%     -27.41%

12/31/01     69,705    $22.5499470   $ 1,572     0.90%        1.87%       4.33%

12/31/00     72,380    $21.5208780   $ 1,558     0.90%        1.54%      13.57%

12/31/99     96,078    $18.7366770   $ 1,800     0.90%        4.07%       9.68%

12/31/98     93,494    $16.9412110   $ 1,584     0.90%        1.44%      -0.09%

Dreyfus Third Century Fund
Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02    293,042    $20.6021830   $ 6,037     0.90%        0.00%     -39.08%

12/31/01    306,565    $25.1100830   $ 7,698     0.90%        0.00%     -28.93%

12/31/00    333,848    $33.2142320   $11,089     0.90%        0.55%     -14.04%

12/31/99    367,152    $38.4335800   $14,111     0.90%        1.67%      26.27%

12/31/98    393,324    $29.7933722   $11,718     0.90%        1.76%      25.71%



Dreyfus Third Century Fund
Non-Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02      8,082    $18.1196890   $   146     0.90%        0.00%     -37.39%

12/31/01      9,447    $22.0876020   $   209     0.90%        0.00%     -30.75%

12/31/00     12,125    $29.2181990   $   354     0.90%        0.56%     -13.70%

12/31/99     12,832    $33.8489830   $   434     0.90%        1.57%      23.53%

12/31/98     13,414    $26.2388530   $   352     0.90%        1.61%      24.25%

Windsor Fund B
Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02    103,069    $25.4034830   $ 2,618     0.90%        1.06%     -27.23%

12/31/01    107,258    $29.1903970   $ 3,131     0.90%        1.87%       4.48%

12/31/00    113,361    $27.8838330   $ 3,161     0.90%        1.64%      12.36%

12/31/99    156,228    $24.3693580   $ 3,807     0.90%        3.82%      10.24%

12/31/98    178,420    $22.0704046   $ 3,938     0.90%        0.59%       0.80%



Windsor Fund B
Non-Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02     35,724    $25.8363890   $   923     0.90%        1.08%     -27.47%

12/31/01     35,765    $29.6688180   $ 1,061     0.90%        1.90%       4.63%

12/31/00     35,851    $28.3155070   $ 1,015     0.90%        1.38%      12.04%

12/31/99     63,049    $24.6484140   $ 1,554     0.90%        3.82%      11.10%

12/31/98     76,345    $22.2896527   $ 1,702     0.90%        1.43%       0.19%

AIM High Yield Fund, Inc.
Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02     38,924    $4.3914800    $   171     0.90%       11.41%     -23.45%

12/31/01     36,327    $4.9219080    $   179     0.90%       12.38%      -4.38%

12/31/00     49,041    $5.1410040    $   252     0.90%       12.00%     -26.06%

12/31/99     56,999    $6.7822420    $   387     0.90%       10.48%       1.46%

12/31/98     68,220    $6.7034531    $   457     0.90%        9.44%      -5.93%



AIM High Yield Fund, Inc.
Non-Qualified
                             Net Assets        Expenses as a Investment
                          Unit                 % of Average  Income      Total
             Units        Value       (000s)   Net Assets    Ratio       Return

06/30/02     48,840    $4.4715990    $  218      0.90%       11.41%     -21.49%

12/31/01     49,262    $4.9799100    $  245      0.90%       12.38%      -3.95%

12/31/00    116,052    $5.2118730    $  605      0.90%       11.95%     -25.49%

12/31/99    140,410    $6.8864490    $  967      0.90%       10.48%       1.31%

12/31/98    174,846    $6.8065435    $ 1,190     0.90%        9.68%      -7.28%

Note 9.  Recent Developments

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. This adjustment in the Separate Account assets makes those assets consistent with the value of contract owner interests in the Separate Account.

        Division                                                Amount

        Decatur Fund - Qualified                                $ 99,860.77
        Seligman Growth Fund - Qualified                        $ 79,955.38
        Windsor Fund - Qualified                                $103,465.47
        Dreyfus Third Century Fund - Qualified                  $ 73,967.15
        Windsor Fund B - Qualified                              $    300.79
        Oppenheimer Multiple Strategies - Qualified             $ (1,486.09)